Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.73962%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,839,563.72

Principal:
Principal Collections	$28,524,376.17
Prepayments in Full	$13,814,497.11
Liquidation Proceeds	$303,215.77
Recoveries	$42,528.87
Sub Total	$42,684,617.92
Collections	$47,524,181.64

Purchase Amounts:
Purchase Amounts Related to Principal	$31,801.65
Purchase Amounts Related to Interest	$190.17
Sub Total	$31,991.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,556,173.46

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,556,173.46
Servicing Fee	$1,019,131.51	$1,019,131.51	$0.00	$0.00	$46,537,041.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,537,041.95
Interest - Class A-2a Notes	$821,890.03	$821,890.03	$0.00	$0.00	$45,715,151.92
Interest - Class A-2b Notes	$760,954.62	$760,954.62	$0.00	$0.00	$44,954,197.30
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$43,105,738.97
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$42,831,738.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,831,738.97
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$42,658,048.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,658,048.97
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,658,048.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,658,048.97
Regular Principal Payment	$42,686,370.45	$42,658,048.97	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,556,173.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$42,658,048.97
Total					$42,658,048.97

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,481,494.85	$78.27	$821,890.03	$2.74	$24,303,384.88	$81.01
Class A-2b Notes	$19,176,554.12	$78.27	$760,954.62	$3.11	$19,937,508.74	$81.38
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$42,658,048.97	$27.02	$3,878,992.98	$2.46	$46,537,041.95	$29.48

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$228,302,785.73	0.7610093	$204,821,290.88	0.6827376
Class A-2b Notes	$186,447,275.01	0.7610093	$167,270,720.89	0.6827376
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,118,690,060.74	0.7085070	$1,076,032,011.77	0.6814901

Pool Information
Weighted Average APR	4.781%	4.788%
Weighted Average Remaining Term	49.21	48.43
Number of Receivables Outstanding	36,158	35,467
Pool Balance	$1,222,957,808.34	$1,179,933,866.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,147,565,463.58	$1,107,582,647.59
Pool Factor	0.7241599	0.6986838

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$72,351,219.19
Targeted Overcollateralization Amount	$103,930,176.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,901,855.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$350,050.86
(Recoveries)		14	$42,528.87
Net Loss for Current Collection Period			$307,521.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3017%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2986%
Second Prior Collection Period			0.5021%
Prior Collection Period			0.4921%
Current Collection Period			0.3072%
Four Month Average (Current and Prior Three Collection Periods)			0.4000%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		718	$3,678,599.43
(Cumulative Recoveries)			$110,947.30
Cumulative Net Loss for All Collection Periods			$3,567,652.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2113%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,123.40
Average Net Loss for Receivables that have experienced a Realized Loss			$4,968.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.61%	176	$7,240,007.79
61-90 Days Delinquent	0.14%	43	$1,708,193.56
91-120 Days Delinquent	0.03%	5	$333,556.69
Over 120 Days Delinquent	0.01%	5	$167,249.40
Total Delinquent Receivables	0.80%	229	$9,449,007.44

Repossession Inventory:
Repossessed in the Current Collection Period		14	$579,455.68
Total Repossessed Inventory		30	$1,403,953.09

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0867%
Prior Collection Period			0.1245%
Current Collection Period			0.1494%
Three Month Average			0.1202%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1872%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	108	$4,648,598.62
2 Months Extended	148	$6,616,618.70
3+ Months Extended	29	$1,074,953.90

Total Receivables Extended	285	$12,340,171.22
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer